Note 3 - Acquisitions (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Number of Businesses Acquired	10	10
Business Combination, Acquisition Related Costs	$ 6,247	$ 2,794
Business Acquisition, Goodwill, Expected Tax Deductible Amount	17,531	18,837
Business Combination, Contingent Consideration, Liability	50,300
Acquisitions after December 31, 2008 [Member]
Business Combination, Contingent Consideration, Liability	50,300
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low	77,745
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	91,464
Contingent Consideration Paid	11,187	$ 2,018
Acquisitions after December 31, 2008 [Member] | Contingent Consideration, Compensation Element [Member]
Business Combination, Contingent Consideration, Liability	$ 8,320
Americas [Member]
Number of Businesses Acquired	7
EMEA [Member]
Number of Businesses Acquired	2
Asia Pacific [Member]
Number of Businesses Acquired	1